Significant Accounting Policies and Basis of Preparation (Schedule of Depreciation Rates Applicable) (Details)	12 Months Ended
Dec. 31, 2017
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Declining-balance
Period and Rate	55%
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Basis	Straight-line
Period and Rate	Remaining lease term